Stock Option Plan (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Payment Activity

A summary of the option activity (with weighted average prices per option) is as follows:

	Year ended March 31,
	2016		2017		2018
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Outstanding at beginning of the year	532,000	$2.1	532,000	$2.1	532,000	$2.1
Cancelled during the year	—	—	—	—	(26,000)	$2.1
Outstanding and exercisable at the end of the year	532,000	$2.1	532,000	$2.1	506,000	$2.1
Range of exercise price per share	$2.09 to $2.14		$2.09 to $2.14		$2.09 to $2.14